Segmented Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 23, 2018
Revenues and Other Income
Less : Royalties	$ (1,050.0)	$ (931.0)
Operating revenues, net of royalties	38,542.0	31,954.0
Other income (loss)	444.0	125.0
Total revenue	38,986.0	32,079.0
Expenses
Purchases of crude oil and products	14,133.0	11,121.0
Operating, selling and general	10,573.0	9,188.0
Transportation	1,319.0	997.0
Depreciation, depletion, amortization and impairment	5,738.0	5,601.0
Exploration	122.0	104.0
(Gain) loss on asset exchange and disposal of assets	(24.0)	(602.0)
Financing expenses (income)	2,142.0	(246.0)
Total expenses	34,003.0	26,163.0
Earnings before Income Taxes	4,983.0	5,916.0
Income Tax Expense (Recovery)
Current	1,250.0	1,209.0
Deferred income tax expense (recovery)	440.0	249.0
Total tax expense (income)	1,690.0	1,458.0
Net Earnings (Loss)	3,293.0	4,458.0
Capital and exploration expenditures	5,406.0	6,551.0
Operating segments
Revenues and Other Income
Gross revenues	39,592.0	32,885.0
Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	(3,773.0)	(3,643.0)
Corporate Energy Trading And Eliminations
Revenues and Other Income
Gross revenues	29.0	63.0
Operating revenues, net of royalties	(3,744.0)	(3,580.0)
Other income (loss)	206.0	(20.0)
Total revenue	(3,538.0)	(3,600.0)
Expenses
Purchases of crude oil and products	(4,086.0)	(3,513.0)
Operating, selling and general	521.0	559.0
Transportation	(47.0)	(26.0)
Depreciation, depletion, amortization and impairment	64.0	106.0
(Gain) loss on asset exchange and disposal of assets		(97.0)
Financing expenses (income)	1,769.0	(477.0)
Total expenses	(1,779.0)	(3,448.0)
Earnings before Income Taxes	(1,759.0)	(152.0)
Income Tax Expense (Recovery)
Current	(400.0)	(541.0)
Deferred income tax expense (recovery)	162.0	330.0
Total tax expense (income)	(238.0)	(211.0)
Net Earnings (Loss)	(1,521.0)	59.0
Capital and exploration expenditures	58.0	34.0
Oil Sands
Revenues and Other Income
Less : Royalties	(398.0)	(355.0)
Operating revenues, net of royalties	15,345.0	12,919.0
Other income (loss)	288.0	86.0
Total revenue	15,633.0	13,005.0
Expenses
Purchases of crude oil and products	1,563.0	623.0
Operating, selling and general	7,570.0	6,257.0
Transportation	1,144.0	827.0
Depreciation, depletion, amortization and impairment	4,024.0	3,782.0
Exploration	44.0	15.0
(Gain) loss on asset exchange and disposal of assets	(108.0)	(50.0)
Financing expenses (income)	320.0	180.0
Total expenses	14,557.0	11,634.0
Earnings before Income Taxes	1,076.0	1,371.0
Income Tax Expense (Recovery)
Current	(128.0)	192.0
Deferred income tax expense (recovery)	351.0	170.0
Total tax expense (income)	223.0	362.0
Net Earnings (Loss)	853.0	1,009.0
Capital and exploration expenditures	3,546.0	5,059.0
Oil Sands | Operating segments
Revenues and Other Income
Gross revenues	12,039.0	9,723.0
Oil Sands | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	3,704.0	3,551.0
Exploration and Production
Revenues and Other Income
Less : Royalties	(652.0)	(576.0)
Operating revenues, net of royalties	3,217.0	2,911.0
Other income (loss)	(71.0)	(14.0)
Total revenue	3,146.0	2,897.0
Expenses
Operating, selling and general	503.0	422.0
Transportation	85.0	86.0
Depreciation, depletion, amortization and impairment	967.0	1,028.0
Exploration	78.0	89.0
(Gain) loss on asset exchange and disposal of assets	91.0
Financing expenses (income)	46.0	36.0
Total expenses	1,770.0	1,661.0
Earnings before Income Taxes	1,376.0	1,236.0
Income Tax Expense (Recovery)
Current	680.0	617.0
Deferred income tax expense (recovery)	(112.0)	(113.0)
Total tax expense (income)	568.0	504.0
Net Earnings (Loss)	808.0	732.0
Capital and exploration expenditures	946.0	824.0
Exploration and Production | Operating segments
Revenues and Other Income
Gross revenues	3,869.0	3,487.0
Refining and Marketing
Revenues and Other Income
Operating revenues, net of royalties	23,724.0	19,704.0
Other income (loss)	21.0	73.0
Total revenue	23,745.0	19,777.0
Expenses
Purchases of crude oil and products	16,656.0	14,011.0
Operating, selling and general	1,979.0	1,950.0
Transportation	137.0	110.0
Depreciation, depletion, amortization and impairment	683.0	685.0
(Gain) loss on asset exchange and disposal of assets	(7.0)	(455.0)
Financing expenses (income)	7.0	15.0
Total expenses	19,455.0	16,316.0
Earnings before Income Taxes	4,290.0	3,461.0
Income Tax Expense (Recovery)
Current	1,098.0	941.0
Deferred income tax expense (recovery)	39.0	(138.0)
Total tax expense (income)	1,137.0	803.0
Net Earnings (Loss)	3,153.0	2,658.0
Capital and exploration expenditures	856.0	634.0
Refining and Marketing | Operating segments
Revenues and Other Income
Gross revenues	23,655.0	19,612.0
Refining and Marketing | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	$ 69.0	$ 92.0
Canbriam Energy, Inc.
Disclosure of operating segments [line items]
Interest purchased (as a percent)			37.00%